Composition of Installment Loans By Domicile and Type of Borrower (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan Consumer Housing loans USD ($)	Mar. 31, 2011 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2010 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2011 Japan Consumer Other USD ($)	Mar. 31, 2011 Japan Consumer Other JPY (¥)	Mar. 31, 2010 Japan Consumer Other JPY (¥)	Mar. 31, 2011 Japan Consumer Loan USD ($)	Mar. 31, 2011 Japan Consumer Loan JPY (¥)	Mar. 31, 2010 Japan Consumer Loan JPY (¥)	Mar. 31, 2011 Japan Corporate Real Estate Companies Loans USD ($)	Mar. 31, 2011 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2010 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2011 Japan Corporate Commercial, industrial and other companies USD ($)	Mar. 31, 2011 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2010 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2011 Japan Corporate loans USD ($)	Mar. 31, 2011 Japan Corporate loans JPY (¥)	Mar. 31, 2010 Japan Corporate loans JPY (¥)	Mar. 31, 2011 Overseas Overseas corporate, industrial and other borrowers USD ($)	Mar. 31, 2011 Overseas Overseas corporate, industrial and other borrowers JPY (¥)	Mar. 31, 2010 Overseas Overseas corporate, industrial and other borrowers JPY (¥)	Mar. 31, 2011 Purchased loans USD ($)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2010 Purchased loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	$ 35,877	¥ 2,983,164	¥ 2,464,251	$ 9,909	¥ 823,974	¥ 731,184	$ 172	¥ 14,317	¥ 13,663	$ 10,081	¥ 838,291	¥ 744,847	$ 4,150	¥ 345,078	¥ 447,181	$ 9,832	¥ 817,493	¥ 904,729	$ 13,982	¥ 1,162,571	¥ 1,351,910	$ 10,475	¥ 870,967	¥ 244,521	$ 1,339	[1]	¥ 111,335	[1]	¥ 122,973	[1]

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtor is unlikely and consist mainly of housing loans, loans to real estate companies and commercial, industrial and other companies in Japan.